Nature of Operations and Business (Details)	3 Months Ended	7 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Los Altos Ventures Corp. [Member]
Nature of Operations [Line Items]
Date of incorporation	Jun. 02, 2025	Jun. 02, 2025